 Nadine Rosin
Assistant Vice President, Legal
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Telephone: (860) 466-2832
Nadine.Rosin@lfg.com
VIA EDGAR

September 30, 2022

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: Registration Statement on Form S-3
Lincoln Level Advantage 2 SM B Share RILA
Lincoln Level Advantage 2 SM Advisory RILA
Lincoln Level Advantage 2 SM B Class RILA
Lincoln Level Advantage 2 SM Advisory Class RILA
Lincoln Level Advantage 2 SM Select RILA
Lincoln Level Advantage 2 SM Access RILA

Commissioners:

On behalf of The Lincoln National Life Insurance Company, we hereby file on EDGAR a confirmed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form S-3 (the “Registration Statement”) for registered index-linked annuities.

The Registration Statement contains four B Share contracts and two Advisory contracts.  The prospectuses contain identical disclosure, except with respect to certain features that differ between versions based on distribution channels.  The primary differences between the relate to:  (i) fees and charges; (ii) investment options; (iii) available death benefits; (iv) surrender charges; and (v) distribution channels.  The B Share versions and the Advisory versions, respectively, are substantially similar.

The Contracts are based on certain individual variable annuity contracts previously registered with the Commission (File No. 333-238932).  The previous registration statement was most recently reviewed and ordered effective on February 4, 2022.  Accordingly, we request that the Registration Statement be given selective review pursuant to release IC-13768 and ADI Bulletin 2018-06.

Any questions or comments regarding this filing can be directed to me at the number listed above.

Sincerely,

/s/Nadine Rosin

Nadine Rosin
Assistant Vice President, Legal